Shareholders’ Equity (Details) - Schedule of the total share-based compensation expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Shareholders’ Equity (Details) - Schedule of the total share-based compensation expense [Line Items]
Total share-based compensation expense	$ 2,539	$ 2,238
Research and development [Member]
Shareholders’ Equity (Details) - Schedule of the total share-based compensation expense [Line Items]
Total share-based compensation expense	1,193	1,013
Marketing and business development [Member]
Shareholders’ Equity (Details) - Schedule of the total share-based compensation expense [Line Items]
Total share-based compensation expense	199	162
General and administrative [Member]
Shareholders’ Equity (Details) - Schedule of the total share-based compensation expense [Line Items]
Total share-based compensation expense	$ 1,147	$ 1,063